Income Taxes (Details) - Schedule of beginning and ending balance of uncertain tax positions - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of beginning and ending balance of uncertain tax positions [Abstract]
Balance at beginning of year	$ 9,978	$ 8,859	$ 6,043
Additions for tax positions related to the current year	2,043	5,008	3,636
Unrecognized Tax Benefits, Decrease Resulting from Prior Period Tax Positions	(107)	(354)	(458)
Classification to DTA	(765)	(3,535)	(362)
Balance at end of year	$ 11,148	$ 9,978	$ 8,859